INVENTORIES (Disclosure of inventory) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 2,418,530	$ 477,095
Finished goods	430,543	188,477
Inventories	$ 2,849,073	$ 665,572